Equipment Disclosure: Change in book value of the equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020	May 31, 2019
Details
Increase (decrease) in equipment	$ 1,574	$ 2,463	$ 1,915
Amortization	1,368	1,846	580
Foreign exchange gain (loss), equipment	96	(62)	(54)
Equipment, book value	$ 2,138	$ 1,836	$ 1,281